Divestiture (Details) - Canadian Operations [Member] - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Williams Partners [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[1]	$ 341
Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Corporate and Other [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down	[1]	406
Disposal Group, Not Discontinued Operations [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Consideration			$ 1,020
Divested cash of disposal group			31
Reduction in incentive distribution rights payment			150
Income (Loss) from Individually Significant Component Disposed of, Attributable to Parent, before Income Tax [Abstract]
Income (Loss) before Income Taxes of Disposal Group			(98)	$ 17
Income (Loss) before Income Taxes of Disposal Group Attributable to the Williams Companies, Inc.			(95)	15
Disposal Group, Not Discontinued Operations [Member] | Other income (expense) - net [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Loss on sale of Canadian operations (Note 3)			66
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments			15
Disposal Group, Not Discontinued Operations [Member] | Other income (expense) - net [Member] | Williams Partners [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Loss on sale of Canadian operations (Note 3)			34	0	$ 0
Disposal Group, Not Discontinued Operations [Member] | Other income (expense) - net [Member] | Corporate and Other [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Loss on sale of Canadian operations (Note 3)			$ 32	$ 0	$ 0
Disposal Group, Not Discontinued Operations [Member] | Impairment Of Certain Assets [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Income Statement and Additional Disclosures by Disposal Groups [Line Items]
Disposal Group, Not Discontinued Operation, Loss (Gain) on Write-down		$ 747

[1]	Relates to our Canadian operations. We designated these operations as held for sale as of June 30, 2016. As a result, we measured the fair value of the disposal group, resulting in an impairment charge. The estimated fair value was determined by a market approach based primarily on inputs received in the marketing process and reflected our estimate of the potential assumed proceeds. We disposed of our Canadian operations through a sale during the third quarter of 2016. See Note 3 – Divestiture.